Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2023
Other Gains
Schedule of other gains (losses)

Other gains (losses)	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	(9,064,032)	(10,059,147)	8,867,110
Marketable securities to fair value	96,444	(111,708)	10,018
Impairment (2)	–	(2,190,491)	–
Others	(4,348,620)	(308,194)	713,322
Total	(13,316,208)	(12,669,540)	9,590,450

(1)	Under this concept there are ThCh$ 7,335,638 paid (net), ThCh$ 2,577,652 received (net), and ThCh$ 823,622 paid (net) as of December 31, 2023, 2022 and 2021 respectively, and these were recorded in the Consolidated Cash Flows Statement, under Operational activities, in line item Other cash movements.
(2)	See Note 14 - Non-current assets of disposal groups classified as held for sale, letter C).